Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Preferred Stock
7. Preferred Stock
Information on our preferred stock as of March 31, 2022 and December 31, 2021 is as follows:

					Shares Outstanding at
	Dividend Rate	Extension Dividend Rate	Redemption Date	Maximum Extension Date	March 31, 2022	December 31, 2021
Series 2016 Preferred Stock (1)	6.5%	7.0%	January 31, 2022	January 31, 2023	13,983,810	13,999,560
Series 2017 Preferred Stock (2)	7.5%	8.0%	January 31, 2022	January 31, 2024	—	258,550
Series 2019 Preferred Stock	5.5%	6.0%	December 31, 2023	December 31, 2025	12,733,485	11,186,301

(1)
As of March 31, 2022, we were in the second extension period on our Series 2016 Preferred Stock resulting in an extension dividend rate of 7.0%. Subsequent to March 31, 2022, we fully redeemed our Series 2016 Preferred Stock on April 18, 2022 for approximately $139.8 million.

(2)	We fully redeemed our Series 2017 Preferred Stock immediately after the January 31, 2022 redemption date for approximately $2.6 million.

During the three months ended March 31, 2022 and 2021 we issued approximately $15.4 million and $10.8 million of Series 2019 Preferred Stock, respectively. The Private Offering for our Series 2019 Preferred Stock was fully subscribed and terminated in March 2022. During the three months ended March 31, 2022 and 2021, we incurred approximately $1.7 million and $0.5 million in dividends on our Series 2019 Preferred Stock, respectively. During the three months ended March 31, 2022, we incurred approximately $2.4 million in dividends on our Series 2016 Preferred Stock, and we incurred an insignificant amount in dividends on our Series 2017 Preferred Stock prior to their full redemption immediately after the January 31, 2022 redemption date.
No shares of Series 2019 Preferred Stock were repurchased during the three months ended March 31, 2022. We fully redeemed our Series 2017 Preferred Stock immediately after the January 31, 2022 redemption date for approximately $2.6 million. During the three months ended March 31, 2022, we repurchased 15,750 shares of Series 2016 Preferred Stock for approximately $152,000. Subsequent to March 31, 2022, we fully redeemed our Series 2016 Preferred Stock on April 18, 2022 for approximately $139.8 million.

8. Preferred Stock
We have three classes of preferred stock, Series 2016, Series 2017 and Series 2019, each of which were offered at a price of $10.00 per share. Our Series 2016 Preferred Stock and the Series 2017 Preferred Stock were issued in connection with the CRII Merger in exchange for the corresponding series of preferred stock held at CRII.
Each class of preferred stock receives a fixed preferred dividend based on a cumulative, but not compounded, annual return. Each class has a fixed redemption date with extension options at our discretion, subject to an increase in the preferred dividend rate, and is classified as a liability on the consolidated balance sheets. We can also redeem our preferred stock early for cash plus all accrued and unpaid dividends. Our preferred stock ranks senior to our common stock and on parity with each other with respect to distribution rights and rights upon liquidation, dissolution or winding up.
Information on our preferred stock is as follows:

					Shares Outstanding at
	Dividend Rate	Extension Dividend Rate	Redemption Date	Maximum Extension Date	December 31, 2021	December 31, 2020
Series 2016 Preferred Stock (1)	6.5%	7.0%	January 31, 2022	January 31, 2023	13,999,560	—
Series 2017 Preferred Stock	7.5%	8.0%	January 31, 2022	January 31, 2024	258,550	—
Series 2019 Preferred Stock	5.5%	6.0%	December 31, 2023	December 31, 2025	11,186,301	3,308,326

(1)	As of December 31, 2021, we are currently in the first extension period on our Series 2016 Preferred Stock resulting in an extension dividend rate of 7.0%.
Subsequent to year end, our Series 2017 Preferred Stock was fully redeemed for approximately $2.6 million immediately after the January 31, 2022 redemption date.
During the years ended December 31, 2021 and 2020 we issued $78.9 million and $31.7 million of Series 2019 Preferred Stock, respectively. During the years ended December 31, 2021 and 2020, we incurred $3.6 million and $0.8 million in dividends on our Series 2019 Preferred Stock, respectively. During the period from the CRII Merger closing on May 7, 2021 to December 31, 2021, we incurred $6.4 million and $0.1 million in dividends on our Series 2016 Preferred Stock and Series 2017 Preferred Stock, respectively.
During the year ended December 31, 2021, we repurchased 10,000 shares of Series 2019 Preferred Stock for $0.1 million and during the period from the CRII Merger closing on May 7, 2021 to December 31, 2021 we repurchased 139,740 shares of Series 2016 Preferred Stock for $1.3 million. No shares of Series 2019 Preferred Stock were repurchased during the year ended December 31, 2020.